Regulatory Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2017
Regulated Operations [Abstract]
Schedule of Regulatory Assets
A summary of the Corporation’s regulatory assets and liabilities is provided below. For a detailed description of the nature of the Corporation’s regulatory assets and liabilities, refer to Note 8 to the Corporation’s 2016 annual audited consolidated financial statements.

	As at
	June 30,	December 31,
($ millions)	2017	2016
Regulatory assets
Deferred income taxes	1,267	1,260
Employee future benefits	545	576
Deferred energy management costs	194	178
Rate stabilization accounts	158	183
Deferred lease costs	100	97
Deferred operating overhead costs	85	78
Manufactured gas plant site remediation deferral	80	107
Navajo retirement costs (1)	50	—
Natural gas for transportation incentives	34	40
Other regulatory assets	410	414
Total regulatory assets	2,923	2,933
Less: current portion	(306)	(313)
Long-term regulatory assets	2,617	2,620

	As at
	June 30,	December 31,
($ millions)	2017	2016
Regulatory liabilities
Non-asset retirement obligation removal cost provision	1,098	1,194
Rate stabilization accounts	205	230
Return on equity refund liability	184	346
Energy efficiency liability	65	49
Electric and gas moderator account	60	71
Renewable energy surcharge	59	53
Employee future benefits	48	42
Other regulatory liabilities	175	198
Total regulatory liabilities	1,894	2,183
Less: current portion	(455)	(492)
Long-term regulatory liabilities	1,439	1,691

(1)	Navajo retirement costs
UNS Energy holds an undivided interest in the jointly owned Navajo Generating Station (“Navajo”), located on a site leased from the Navajo Nation with an initial lease term through December 2019. In June 2017 the Navajo Nation approved a land-lease extension that allows TEP and the co-owners of Navajo to continue operations through December 2019 and begin decommissioning activities thereafter. TEP is currently recovering Navajo retirement costs through to 2030. As a result of the planned early retirement of Navajo, the net book value and other related retirement costs of $50 million (US$38 million) were reclassified from capital assets to regulatory assets as at June 30, 2017.

Schedule of Regulatory Liabilities
A summary of the Corporation’s regulatory assets and liabilities is provided below. For a detailed description of the nature of the Corporation’s regulatory assets and liabilities, refer to Note 8 to the Corporation’s 2016 annual audited consolidated financial statements.

	As at
	June 30,	December 31,
($ millions)	2017	2016
Regulatory assets
Deferred income taxes	1,267	1,260
Employee future benefits	545	576
Deferred energy management costs	194	178
Rate stabilization accounts	158	183
Deferred lease costs	100	97
Deferred operating overhead costs	85	78
Manufactured gas plant site remediation deferral	80	107
Navajo retirement costs (1)	50	—
Natural gas for transportation incentives	34	40
Other regulatory assets	410	414
Total regulatory assets	2,923	2,933
Less: current portion	(306)	(313)
Long-term regulatory assets	2,617	2,620

	As at
	June 30,	December 31,
($ millions)	2017	2016
Regulatory liabilities
Non-asset retirement obligation removal cost provision	1,098	1,194
Rate stabilization accounts	205	230
Return on equity refund liability	184	346
Energy efficiency liability	65	49
Electric and gas moderator account	60	71
Renewable energy surcharge	59	53
Employee future benefits	48	42
Other regulatory liabilities	175	198
Total regulatory liabilities	1,894	2,183
Less: current portion	(455)	(492)
Long-term regulatory liabilities	1,439	1,691

(1)	Navajo retirement costs
UNS Energy holds an undivided interest in the jointly owned Navajo Generating Station (“Navajo”), located on a site leased from the Navajo Nation with an initial lease term through December 2019. In June 2017 the Navajo Nation approved a land-lease extension that allows TEP and the co-owners of Navajo to continue operations through December 2019 and begin decommissioning activities thereafter. TEP is currently recovering Navajo retirement costs through to 2030. As a result of the planned early retirement of Navajo, the net book value and other related retirement costs of $50 million (US$38 million) were reclassified from capital assets to regulatory assets as at June 30, 2017.